UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09613

Name of Fund:	Legg Mason Investment Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: December 31, 2006
Date of reporting period: September 30, 2006

Item 1 — Schedule of Investments

Portfolio of Investments

Legg Mason Opportunity Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 97.4%
Consumer Discretionary — 32.1%
Auto Parts and Equipment — 1.7%
Exide Technologies	8,452	$29,921	A,B,C
Lear Corporation	3,500	72,450	A

		102,371

Diversified Consumer Services — 1.6%
Career Education Corporation	4,200	94,500	B

Hotels, Restaurants and Leisure — 0.9%
Pinnacle Entertainment, Inc.	1,800	50,616	B

Household Durables — 13.0%
Beazer Homes USA, Inc.	2,100	81,984	A
Centex Corporation	2,000	105,240
Jarden Corporation	5,000	164,850	A,B
Lennar Corporation	2,100	95,025
Meritage Homes Corporation	1,000	41,610	B
Pulte Homes, Inc.	3,500	111,510
The Ryland Group, Inc.	3,800	164,198	A

		764,417

Internet and Catalog Retail — 12.0%
Amazon.com, Inc.	7,000	224,840	B,D
Expedia, Inc.	7,000	109,760	B
IAC/InterActiveCorp	7,000	201,320	B,D
Netflix Inc.	7,500	170,850	A,B

		706,770

Leisure Equipment and Products — 1.6%
Eastman Kodak Company	4,200	94,080

   Quarterly Report to Shareholders

Portfolio of Investments — Continued
Legg Mason Opportunity Trust — Continued

	Shares/Par	Value

Consumer Discretionary — Continued
Media — 1.3%
XM Satellite Radio Holdings Inc.	6,200	$79,918	B

Consumer Staples — 1.4%
Beverages — 1.4%
Cott Corporation	4,800	82,416	A,B

Energy — 0.6%
Oil, Gas and Consumable Fuels — 0.6%
Syntroleum Corporation	7,900	37,841	A,B

Financials — 4.1%
Consumer Finance — 2.8%
AmeriCredit Corp.	2,735	68,343	B
TD Ameritrade Holding Corporation	5,000	94,250	B

		162,593

Insurance — 0.4%
Fairfax Financial Holdings Limited	194	25,202

Real Estate Management and Development — 0.9%
Fieldstone Investment Corporation	3,500	30,555	A
HouseValues, Inc.	3,600	21,024	A,B

		51,579

Health Care — 3.0%
Biotechnology — 0.8%
Amylin Pharmaceuticals, Inc.	1,000	44,070	B

Pharmaceuticals — 2.2%
Sepracor Inc.	2,700	130,788	B

	Shares/Par	Value

Industrials — 9.7%
Airlines — 3.1%
AMR Corporation	6,500	$150,410	B
JetBlue Airways Corporation	3,800	35,226	B

		185,636

Construction and Engineering — 1.6%
Foster Wheeler Ltd.	2,400	92,616	B

Industrial Conglomerates — 5.0%
Tyco International Ltd.	10,500	293,895

Information Technology — 11.4%
Internet Software and Services — 6.8%
Netease.com Inc. — ADR	6,800	111,248	B
SINA Corp.	2,100	52,815	B
VeriSign, Inc.	5,500	111,100	B
Yahoo! Inc.	5,000	126,400	B

		401,563

IT Services — 0.8%
BearingPoint, Inc.	6,000	47,160	B

Semiconductors and Semiconductor Equipment — 1.9%
Micron Technology, Inc.	6,200	107,880	B

Software — 1.9%
CA Inc.	3,500	82,915
Convera Corporation	5,556	29,389	A,B

		112,304

   Quarterly Report to Shareholders

Portfolio of Investments — Continued
Legg Mason Opportunity Trust — Continued

	Shares/Par	Value

Limited Partnerships — 3.7%
AP Alternative Assets, L.P.	3,750	$69,937	E
Arience Capital Partners I, LP	50,000	78,170	E
Aston Capital Partners L.P.	25,000	25,873	E
Omega Capital Partners Limited	30,000	42,909	E

		216,889

Materials — 15.3%
Metals and Mining — 15.3%
AK Steel Holding Corporation	8,500	103,190	A,B
Cleveland-Cliffs Inc.	4,300	163,873	A,B
Mittal Steel Company NV	7,700	267,498
United States Steel Corporation	6,300	363,384	A

		897,945

Telecommunication Services — 13.3%
Diversified Telecommunication Services — 3.2%
Level 3 Communications, Inc.	35,000	187,250	B

Wireless Telecommunication Services — 10.1%
NII Holdings Inc.	7,000	435,120	B
Sprint Nextel Corporation	9,500	162,925

		598,045

Utilities — 2.8%
Independent Power Producers and Energy Traders — 2.8%
The AES Corporation	8,000	163,120	B

Total Common Stocks and Equity Interests (Identified Cost — $4,487,308)		5,731,464

Corporate and Other Bonds — 6.1%
General Motors Corporation, 8.375%, due 7/15/33	100,000	86,500
Level 3 Communications Inc., 10%, due 5/1/11	100,000	178,000	F
Level 3 Communications Inc., 11.50%, due 3/1/10	95,000	97,613

Total Corporate and Other Bonds (Identified Cost — $245,374)		362,113

	Shares/Par		Value

Options Purchased — 1.9%
Amazon.com, Inc., Call, January 2007, Strike Price $35.00	2,500,000	G	$4,500
American International Group, Inc., Call, January 2008, Strike Price $60.00	1,500,000	G	16,650
Citigroup Inc., Call, January 2008, Strike Price $40.00	2,000,000	G	21,600
Dell Inc., Call, January 2008, Strike Price $30.00	1,500,000	G	1,950
Eastman Kodak Company, Call, January 2008, Strike Price $35.00	1,500,000	G	675
Eastman Kodak Company, Call, January 2008, Strike Price $25.00	2,377,000	G	5,705
General Electric Company, Call, January 2008, Strike Price $30.00	2,000,000	G	13,600
Hewlett-Packard Company, Call, January 2008, Strike Price $30.00	1,500,000	G	15,150
JPMorgan Chase & Company, Call, January 2008, Strike Price $40.00	1,500,000	G	14,100
Symantec Corporation, Call, January 2008, Strike Price $15.00	1,500,000	G	11,400
Time Warner Inc., Call, January 2008, Strike Price $15.00	1,000,000	G	4,500

Total Options Purchased (Identified Cost — $123,636)			109,830

Repurchase Agreements — 0.1%
Bank of America 5.32%, dated 9/29/06, to be repurchased at $3,191 on 10/2/06 (Collateral: $3,105 Federal Home Loan Bank notes, 5.375%, due 6/14/13, value $3,271)	$3,189		3,189

   Quarterly Report to Shareholders

Portfolio of Investments — Continued
Legg Mason Opportunity Trust — Continued

	Shares/Par	Value

Repurchase Agreements — Continued
Goldman, Sachs & Company 5.29%, dated 9/29/06, to be repurchased at $3,191 on 10/2/06 (Collateral: $3,284 Fannie Mae mortgage-backed securities, 5.5%, due 4/1/36, value $3,267)	$3,189	$3,189

Total Repurchase Agreements (Identified Cost — $6,378)		6,378

Total Investments — 105.5% (Identified Cost — $4,862,696)		6,209,785
Other Assets Less Liabilities — (5.5)%		(323,144)

Net Assets — 100.0%		$5,886,641

Net Asset Value Per Share:
Primary Class		$16.57

Financial Intermediary Class		$16.84

Institutional Class		$17.00

A	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2006, the total market value of Affiliated Companies was $1,515,925, and the identified cost was $1,324,328.
B	Non-income producing.
C	Illiquid security valued at fair value under procedures approved by the Board of Directors.
D	All or a portion of this security is pledged as collateral for securities sold short. As of September 30, 2006, the total market value of pledged securities was $333,839.
E	Investment in a limited partnership organized under the laws of the State of Delaware except for AP Alternative Assets, L.P. which is organized under the laws of Guernsey, Channel Islands. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures adopted by the Board of Directors.

	Acquisition Date	Cost	Value

AP Alternative Assets, L.P.	June 2006	$75,000	$69,937
Arience Capital Partners I, LP	March 2003	50,000	78,170
Aston Capital Partners L.P.	November 2005	25,000	25,873
Omega Capital Partners Limited	June 2002/August 2004	30,000	42,909

F	Convertible Bond — May be converted into the issuer’s common stock. This security is valued at fair value under procedures adopted by the Board of Directors.

G	Represents actual number of contracts.
ADR — American Depository Receipt

Schedule of Securities Sold Short

Legg Mason Opportunity Trust
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests Sold Short — (5.6)%
Energy — (5.6)%
Oil and Gas — (5.6)%
Energy Select Sector SPDR Fund	(2,500)	$(133,750)
Oil Service HOLDRs Trust	(1,500)	(194,745)

Total Common Stocks and Equity Interests Sold Short (Proceeds — $365,844)		$(328,495)

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodcally. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified on the portfolio of investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
Transactions with Affiliated Companies
An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Affiliate					Dividend/	Affiliate
	Value	Purchased		Sold		Interest	Value	Realized
Company	at 12/31/05	Cost	Shares	Cost	Shares	Income	at 09/30/06	Gain/Loss

AK Steel Holding Corp	$67,575	$—	$—	$—	$—	$—	$103,190	$—
Beazer Homes USA, Inc.A	—	84,882	2,100	—	—	—	81,984	—
Cleveland-Cliffs Inc.	177,140	10,566	300	—	—	1,400	163,873	—
Convera Corporation	55,000	—	—	—	—	—	29,389	—
Cott CorporationA	—	27,031	2,300	—	—	—	82,416	—
Exide TechnologiesA	—	29,584	8,452	—	—	—	29,922	—
Fieldstone Investment Corporation	31,631	10,215	833	—	—	4,391	30,555	—
HouseValues, Inc.A	—	20,057	3,600	—	—	—	21,024	—
Jarden Corporation	105,525	39,579	1,500	—	—	—	164,850	—
Lear CorporationA	—	78,978	3,500	—	—	—	72,450	—
Netflix Inc.	202,950	—	—	—	—	—	170,850	—
NII Holdings Inc.B	305,760	—	—	—	—	—	—	—
The Ryland Group, Inc.A	—	105,361	2,400	—	—	—	164,198	—
Syntroleum Corporation	70,846	450	54	—	—	—	37,841	—
United States Steel Corporation	302,841	—	—	—	—	2,520	363,384	—

	$1,319,268	$406,703		$—		$8,311	$1,515,926	$—

A	At the beginning of the reporting period, this security did not have affiliate status because the fund owned less than 5% of the company’s voting securities.

B	This company is no longer an affiliated company

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
     Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Investment Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date:        11/21/06
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date:        11/21/06
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investment Trust, Inc.
Date:        11/20/06